UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.Name and address of issuer:
Kansas City Life Variable Annuity Separate Account
3520 Broadway
Kansas City, Mo 64111

2.Class of securities:  Variable Annuity Contracts.

3.Investment Company Act File Number: 811-8994.
  Securities Act File Number 33-89984.

4.Last day of fiscal year for which Notice is filed:   Year ended December 31,
  1995.

5.Not Applicable.

6.Not Applicable.

7.Number of securities of same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24F-2, but which remained unsold at the beginning of such fiscal year: 0.

8.Number of securities, if any, registered during fiscal year other than pursuant to Rule 24F-2: 0.

9.Number of securities sold during such fiscal year:  37
  Aggregate sale price of securities sold during such fiscal year:  $1,274,279

10.Number of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2:  37
   Aggregate sale price of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2: $1,274,279

11.The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans: Not Applicable.

12.Calculation of Registration Fee

        i). Aggregate sale price of securities sold during the fiscal
            year in reliance on Rule 24F-2                             1,274,279
        ii).Aggregate price of shares issued in connection with
            dividend reinvestment plans                                        0
       iii).Aggregate price of shares redeemed or repurchased
            during the fiscal year                                        27,467
        iv).Aggregate price of shares redeemed or repurchased and
            previously applied as a reduction to filing fees pursuant
            to Rule 24e-2                                                      0
         v). Net aggregate price of securities sold and issued
             during the fiscal in reliance on Rule 24F-2
             ((i) plus (ii) minus (iii) plus (iv))                     1,246,812
        vi). Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable regulation
             (1/29 of 1 percent (.00034483))                        x 0.00034483
        vii).Fee due ((v) multiplied by (vi))                                430

13.Are fees being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)? Yes, fees are being sent to the lockbox.

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 28, 1996


The required opinion of counsel is attached hereto.

By:     /s/ John K. Koetting
        John K. Koetting
        Vice President and Controller
        Kansas City Life Variable Annuity Separate Account

Date:   February 28, 1996




                                                February 26, 1996



Kansas City Life Insurance Company
3520 Broadway
Kansas City, Missouri 64111-2565

       RE:  Kansas City Variable Annuity Separate Account

Gentlemen:

In connection with the filing of the "Rule 24f-2 Notice" with the Securities and Exchange Commission concerning the Kansas City Life Variable Annuity Separate Account, I have examined such records and documents and reviewed such matters of law as I deem necessary for this opinion. I advise you that in my opinion:

     1. The Kansas City Life Variable Annuity Separate Account is a separate account of Kansas City Life Insurance Company duly created and validly existing pursuant to Missouri law, and it is currently registered with the Securities and Exchange Commission pursuant to the Investment Company Act of 1940.

     2. The individual variable annuity contracts will be legal and binding obligations of Kansas City Life Insurance Company in accordance with their terms when they are issued in accordance with the Prospectus contained in the Registration Statement and upon compliance with applicable law.

     3. The portion of the assets held in the Kansas City Variable Annuity Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any other business Kansas City Life may conduct.

I consent to use of this letter, or a copy thereof, as an exhibit to the notice filed pursuant to Rule 24f-2.

                              Yours very truly,

                            /s/ C. John Malacarne

                              C. John Malacarne

CJM:sk